Note 11 - Investments in Unconsolidated Entities - Summary of Investments in Unconsolidated Entities (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Disclosure of unconsolidated structured entities [line items]
Carrying amount of Financial asset		$ 294,600	$ 258,300
OPay Digital Services Limited [member]
Disclosure of unconsolidated structured entities [line items]
Ownership interest		9.50%	9.40%
Carrying amount of Financial asset	[1]	$ 294,600	$ 258,300
MiniPay Fund [Member]
Disclosure of unconsolidated structured entities [line items]
Ownership interest		27.40%	26.00%
Carrying amount		$ 14,596	$ 3,435
Carrying amount of Associate		$ 4,016	$ 1,248
nHorizon [member]
Disclosure of unconsolidated structured entities [line items]
Ownership interest		29.10%	29.10%
Carrying amount of Associate		$ 0	$ 0

[1]	FVTPL – Fair value through profit or loss.